WCM Focused Emerging Markets Fund
SCHEDULE OF INVESTMENTS
As of July 31, 2022 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 96.8%
	ARGENTINA — 2.1%
169,623	Globant S.A.*	$33,795,687
	BRAZIL — 3.9%
27,052,791	Hapvida Participacoes e Investimentos S/A	32,207,571
30,696,600	Magazine Luiza S.A.	15,306,474
697,235	XP, Inc.*	14,711,658
		62,225,703
	CHINA — 29.8%
5,541,761	Angel Yeast Co., Ltd. - Class A	36,546,241
335,458	Beijing Huafeng Test & Control Technology Co., Ltd. - Class A	15,830,842
12,411,330	China Mengniu Dairy Co., Ltd.*	57,662,983
7,000,000	Greentown Service Group Co., Ltd.	6,265,392
2,335,891	Hundsun Technologies, Inc. - Class A*	14,744,974
95,700	Kweichow Moutai Co., Ltd. - Class A	26,963,613
5,853,500	Li Ning Co., Ltd.	47,481,438
1,594,712	Qingdao Haier Biomedical Co., Ltd. - Class A	16,471,084
6,882,495	Shenzhen H&T Intelligent Control Co., Ltd. - Class A	18,388,394
4,539,020	Shenzhou International Group Holdings Ltd.	47,742,136
1,012,860	Silergy Corp.	18,955,035
1,275,734	Tencent Holdings Ltd.	49,305,602
3,844,802	WuXi AppTec Co., Ltd. - Class H	46,576,623
1,136,177	Xiamen Faratronic Co., Ltd. - Class A	35,260,915
1,466,596	ZTO Express Cayman, Inc. - ADR	37,530,192
		475,725,464
	CYPRUS — 0.0%
358,615	TCS Group Holding PLC - GDR*,1	—
	HONG KONG — 8.7%
6,321,846	AIA Group Ltd.	63,513,376
7,355,000	China Overseas Property Holdings Ltd.	7,687,057
450,900	Hong Kong Exchanges & Clearing Ltd.	20,692,007
4,245,885	Techtronic Industries Co., Ltd.	47,114,995
		139,007,435
	INDIA — 18.4%
1,065,452	Divi's Laboratories Ltd.	51,684,820
2,299,407	HDFC Bank Ltd.	41,989,611
2,715,675	Kotak Mahindra Bank Ltd.	62,367,897
592,305	PI Industries Ltd.	23,161,326
1,733,516	Star Health & Allied Insurance Co., Ltd.*	16,376,919
776,025	Tata Consultancy Services Ltd.	32,460,172

WCM Focused Emerging Markets Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2022 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	INDIA (Continued)
757,121	WNS Holdings Ltd. - ADR*	$65,649,962
		293,690,707
	INDONESIA — 2.2%
70,321,475	Bank Central Asia Tbk P.T.	34,968,070
	MEXICO — 6.4%
4,894,983	Grupo Aeroportuario del Centro Norte S.A.B. de C.V.	29,815,803
176,568	Grupo Aeroportuario del Sureste S.A.B. de C.V. - ADR	33,161,236
10,752,689	Wal-Mart de Mexico S.A.B. de C.V.	38,948,201
		101,925,240
	NETHERLANDS — 1.3%
375,117	BE Semiconductor Industries N.V.	20,137,465
	POLAND — 2.6%
529,152	Dino Polska S.A.*	41,374,265
	RUSSIA — 0.0%
15,336,645	Moscow Exchange MICEX-RTS PJSC*,1	—
801,002	Yandex N.V. - Class A*,1	—
		—
	SOUTH AFRICA — 2.2%
286,831	Capitec Bank Holdings Ltd.	34,470,138
	SOUTH KOREA — 2.3%
804,870	Coupang, Inc.*	13,916,202
113,382	NAVER Corp.	22,681,086
		36,597,288
	TAIWAN — 11.1%
917,629	Airtac International Group*	25,153,817
8,834,000	Taiwan Semiconductor Manufacturing Co., Ltd.	151,499,279
		176,653,096
	THAILAND — 1.2%
193,990	Fabrinet*	18,634,679
	UNITED KINGDOM — 2.1%
150,579	Endava PLC - ADR*	15,359,058

WCM Focused Emerging Markets Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2022 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	UNITED KINGDOM (Continued)
699,213	Wizz Air Holdings PLC*	$18,987,226
		34,346,284
	UNITED STATES — 2.5%
94,857	EPAM Systems, Inc.*	33,128,807
534,614	Freshworks, Inc. - Class A*	7,008,790
		40,137,597
	TOTAL COMMON STOCKS
	(Cost $1,931,126,529)	1,543,689,118

Principal Amount
	SHORT-TERM INVESTMENTS — 3.0%
$48,475,805	UMB Bank Demand Deposit, 1.48%[2]	48,475,805
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $48,475,805)	48,475,805
	TOTAL INVESTMENTS — 99.8%
	(Cost $1,979,602,334)	1,592,164,923
	Other Assets in Excess of Liabilities — 0.2%	2,769,570
	TOTAL NET ASSETS — 100.0%	$1,594,934,493

ADR – American Depository Receipt
GDR – Global Depository Receipt
PJSC – Public Joint Stock Company
PLC – Public Limited Company

*	Non-income producing security.
[1]	Level 3 securities fair valued under procedures established by the Board of Trustees, represents 0.00% of Total Net Assets. The total value of these securities is $0.
[2]	The rate is the annualized seven-day yield at period end.